Loans and borrowings - Additional Information (Details) $ in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Aug. 27, 2021	Jul. 30, 2021	Jun. 30, 2021 COP ($)	Dec. 31, 2020 COP ($)	Jun. 30, 2021 USD ($)	Jun. 08, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					$ 8,315	$ 5,200
Ifrs Debt Instrument, Term	5 years	3 years
Fair value of loans and borrowings			$ 53,406,293	$ 52,721,790
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					1,300
Local Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					9,615
Local Borrowings [Member] | Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					$ 8,315